MFS REGATTA
MFS REGATTA GOLD
MFS REGATTA CLASSIC
MFS REGATTA PLATINUM

DIRECTORS AND OFFICERS OF
SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
DONALD A. STEWART, Chairman and Director
C. JAMES PRIEUR, President and Director
JAMES A. McNULTY, III, Senior Vice President,
  General Manager and Director
S. CAESAR RABOY, Director
RICHARD B. BAILEY, Director
M. COLYER CRUM, Director
DAVID D. HORN, Director
ANGUS A. MacNAUGHTON, Director
GREGORY W. GEE, Director
PETER F. DEMUTH, Vice President, Chief
  Counsel and Assistant Secretary
DAVEY S. SCOON, Vice President, Finance and Treasurer
JAMES M. A. ANDERSON, Vice President, Investments
ROBERT P. VROLYK, Vice President and Actuary
L. BROCK THOMSON, Vice President
  and Treasurer
ELLEN B. KING, Counsel and Secretary

SUN LIFE ASSURANCE COMPANY
 OF CANADA (U.S.)

ANNUITY SERVICE MAILING ADDRESS:
Sun Life Retirement Products & Services
  P.O. Box 1024, Boston, Massachusetts 02103-9986

GENERAL DISTRIBUTOR
Clarendon Insurance Agency, Inc.
  One Sun Life Executive Park
  Wellesley Hills, Massachusetts 02481

CUSTODIAN
State Street Bank and Trust Company
  225 Franklin Street, Boston, Massachusetts 02110-2875

AUDITORS
Deloitte & Touche LLP
  200 Berkeley Street, Boston, Massachusetts 02116
This report is prepared for the general information of contract owners and participants. It is authorized for distribution to prospective purchasers only when preceded or accompanied by an effective prospectus.
 ACCOUNT INFORMATION
 For account information, please call toll free:
 1-800-752-7218 anytime from a touch-tone telephone.
 To speak with a customer service representative, please call toll free: 1-800-752-7215 from 8 a.m.
 to 6 p.m. Eastern standard time on any business day.

                                                             GOLD-2 2/00 186M

[LOGO]

                       ANNUAL REPORT - DECEMBER 31, 1999

                                      PROFESSIONALLY MANAGED ANNUITIES ISSUED BY
                                     SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                                                    A WHOLLY-OWNED SUBSIDIARY OF
                                        SUN LIFE OF CANADA (U.S.) HOLDINGS, INC.

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

PERFORMANCE SUMMARY
These performance results do not reflect any applicable surrender charges. Past performance is no guarantee of future results.

                                                         Unit Value
                                           --------------------------------------  Percent Change
                                           December 31, 1998   December 31, 1999   in Unit Value
                                           ------------------  ------------------  --------------
 MFS REGATTA CONTRACTS:
   Capital Appreciation Series -- Level
    1....................................       $38.0799            $49.8052           30.79%
   Capital Appreciation Series -- Level
    2....................................        15.3711             20.1338           30.98
   Government Securities Series -- Level
    1....................................        17.8992             17.3110           (3.29)
   Government Securities Series -- Level
    2....................................        11.4928             11.1316           (3.14)
   High Yield Series -- Level 1..........        21.8836             23.0560            5.36
   High Yield Series -- Level 2..........        11.1015             11.7136            5.51
   Managed Sectors Series -- Level 1.....        30.2227             55.3202           83.04
   Managed Sectors Series -- Level 2.....        13.6177             24.9629           83.31
   Money Market Series -- Level 1........        13.6495             14.0901            3.23
   Money Market Series -- Level 2........        10.7906             11.1554            3.38
   Total Return Series -- Level 1........        26.5642             26.9360            1.40
   Total Return Series -- Level 2........        13.3189             13.5253            1.55
   Global Governments Series -- Level
    1....................................        18.6916             17.4756           (6.51)
   Global Governments Series -- Level
    2....................................        11.2037             10.4903           (6.37)
 MFS REGATTA GOLD CONTRACTS:
   Bond Series...........................       $10.5921            $10.2650           (3.09)%
   Capital Appreciation Series...........        34.7871             45.4986           30.79
   Capital Opportunities Series..........        17.2085             25.0521           45.58
   Massachusetts Investors Trust
    Series...............................        31.7109             33.5203            5.71
   Emerging Growth Series................        23.0408             39.9489           73.38
   Equity Income Series..................        10.4065             10.9848            5.56
   Emerging Markets Equity Series........         7.4615             11.2207           50.38
   International Growth Series...........         9.5047             12.6829           33.44
   International Growth and Income
    Series...............................        13.1538             15.2129           15.65
   Government Securities Series..........        15.0941             14.5981           (3.29)
   High Yield Series.....................        18.0207             18.9861            5.36
   Managed Sectors Series................        25.4406             46.5671           83.04
   Massachusetts Investors Growth Stock
    Series...............................        11.9635             16.0186           33.90
   Money Market Series...................        12.2282             12.6229            3.23
   New Discovery Series..................        10.5258             16.6274           57.97
   Research Series.......................        23.7119             29.0316           22.43
   Research Growth and Income Series.....        13.1605             14.0374            6.66
   Research International Series.........         9.3330             14.2620           52.81
   Strategic Income Series...............         9.9530             12.1979           22.56
   Total Return Series...................        22.1273             22.4371            1.40
   Utilities Series......................        22.0489             28.5407           29.44
   Global Asset Allocation Series........        15.8203             18.4932           16.90
   Global Governments Series.............        15.2422             14.2506           (6.51)
   Global Growth Series..................        17.6676             29.1523           65.00
   Global Total Return Series............        17.1741             18.3636            6.93
   Strategic Growth Series...............        10.0625*            12.1979           21.22

 * Reflects unit value on the date of commencement of operations.

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

PERFORMANCE SUMMARY -- continued

                                                         Unit Value
                                           --------------------------------------  Percent Change
                                           December 31, 1998   December 31, 1999   in Unit Value
                                           ------------------  ------------------  --------------
 MFS REGATTA CLASSIC CONTRACTS:
   Bond Series...........................       $10.4200            $10.1232           (2.85)%
   Capital Appreciation Series...........        15.2806             20.0351           31.11
   Capital Opportunities Series..........        15.9773             23.3171           45.94
   Massachusetts Investors Trust
    Series...............................        15.7220             16.6602            5.97
   Emerging Growth Series................        15.2416             26.4915           73.81
   Equity Income Series..................        10.6318             11.2502            5.82
   Emerging Markets Equity Series........         7.8620             11.8522           50.75
   International Growth Series...........         9.8139             13.1278           33.77
   International Growth and Income
    Series...............................        12.7274             14.7561           15.94
   Government Securities Series..........        11.5012             11.1508           (3.05)
   High Yield Series.....................        11.2212             11.8516            5.62
   Managed Sectors Series................        13.2363             24.2876           83.49
   Massachusetts Investors Growth Stock
    Series...............................        11.9830             16.0843           34.23
   Money Market Series...................        10.7995             11.1757            3.48
   New Discovery Series..................        10.5430             16.6956           58.36
   Research Series.......................        14.3354             17.5948           22.74
   Research Growth and Income Series.....        12.9744             13.8731            6.93
   Research International Series.........        11.0101             16.8662           53.19
   Strategic Income Series...............         9.8850             11.2108           13.41
   Total Return Series...................        13.1773             13.3948            1.65
   Utilities Series......................        14.8587             19.2810           29.76
   Global Asset Allocation Series........        11.5822             13.5725           17.18
   Global Governments Series.............        11.4588             10.7398           (6.27)
   Global Growth Series..................        12.8959             21.3313           65.41
   Global Total Return Series............        13.0681             14.0077            7.19
   Strategic Growth Series...............        10.0111*            11.2108           11.98

 * Reflects unit value on the date of commencement of operations.

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

PERFORMANCE SUMMARY -- continued

                                                         Unit Value
                                           --------------------------------------  Percent Change
                                           December 31, 1998   December 31, 1999   in Unit Value
                                           ------------------  ------------------  --------------
 MFS REGATTA PLATINUM CONTRACTS:
   Bond Series...........................       $10.4201            $10.0963           (3.11)%
   Capital Appreciation Series...........        11.3405             14.8295           30.77
   Capital Opportunities Series..........        10.8048             15.7265           45.55
   Massachusetts Investors Trust
    Series...............................        10.7939             11.4075            5.68
   Emerging Growth Series................        11.5819             20.0771           73.35
   Equity Income Series..................        10.5234             11.1059            5.54
   Emerging Markets Equity Series........         8.1616             12.2711           50.35
   International Growth Series...........         9.3254             12.4412           33.41
   International Growth and Income
    Series...............................        10.3378             11.9538           15.63
   Government Securities Series..........        10.4116             10.0675           (3.31)
   High Yield Series.....................         9.5030             10.0101            5.34
   Managed Sectors Series................        10.5861             19.3732           83.01
   Massachusetts Investors Growth Stock
    Series...............................        11.9094             15.9430           33.87
   Money Market Series...................        10.1878             10.5145            3.21
   New Discovery Series..................        10.4124             16.4450           57.94
   Research Series.......................        11.0189             13.4883           22.41
   Research Growth and Income Series.....        10.3415             11.0284            6.64
   Research International Series.........         9.4845             14.4906           52.78
   Strategic Income Series...............         9.8713             12.0212           21.78
   Total Return Series...................        10.2907             10.4327            1.38
   Utilities Series......................        10.9233             14.1367           29.42
   Global Asset Allocation Series........         9.7081             11.3461           16.87
   Global Governments Series.............        11.2639             10.5290           (6.52)
   Global Growth Series..................        10.2820             16.9623           64.97
   Global Total Return Series............        10.4567             11.1787            6.90
   Strategic Growth Series...............        10.0448*            12.0212           19.68

 * Reflects unit value on the date of commencement of operations.

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- December 31, 1999

Assets:
                                                                Shares           Cost             Value
Investment in MFS/Sun Life Series Trust:                      -----------   --------------   ---------------
    Bond Series ("BDS").....................................    5,032,859   $   52,850,279   $    52,118,351
    Capital Appreciation Series ("CAS").....................   33,928,098    1,362,292,998     1,836,044,559
    Capital Opportunities Series ("COS")....................   17,497,220      291,825,538       428,787,357
    Massachusetts Investors Trust Series ("MIT")............   55,246,647    1,765,382,623     2,096,532,982
    Emerging Growth Series ("EGS")..........................   33,617,464      657,067,915     1,354,009,677
    Equity Income Series ("EIS")............................    3,651,313       40,120,260        40,936,224
    Emerging Markets Equity
    Series ("FCE")..........................................    3,316,512       30,303,485        37,877,306
    International Growth Series ("FCI").....................    5,055,030       52,026,378        66,223,206
    International Growth and Income Series ("FCG")..........    5,403,493       69,153,828        80,909,710
    Government Securities Series ("GSS")....................   35,624,961      457,676,007       444,492,495
    High Yield Series ("HYS")...............................   34,025,742      315,462,174       306,781,605
    Managed Sectors Series ("MSS")..........................   12,025,505      345,925,544       630,396,157
    Massachusetts Investors Growth Stock Series ("MIS").....   32,967,162      416,945,277       531,800,703
    Money Market Series ("MMS").............................  454,908,455      454,908,455       454,908,455
    New Discovery Series ("NWD")............................    3,710,841       41,511,925        62,699,760
    Research Series ("RES").................................   43,297,368      826,432,303     1,195,623,218
    Research Growth and Income Series ("RGS")...............    5,206,053       69,608,597        75,161,248
    Research International Series ("RSS")...................    2,045,281       23,798,520        29,839,876
    Strategic Income Series ("SIS").........................    1,895,901       18,979,780        19,443,594
    Total Return Series ("TRS").............................   93,947,109    1,777,124,893     1,762,378,532
    Utilities Series ("UTS")................................   18,760,767      294,942,640       372,198,015
    Global Asset Allocation Series ("GAA")..................    7,496,242      107,654,207       121,373,291
    Global Governments Series ("GGS").......................    6,514,585       72,392,490        66,878,866
    Global Growth Series ("GGR")............................   16,712,838      242,007,044       420,505,813
    Global Total Return Series ("GTR")......................    6,153,538       90,512,865       102,431,102
    Strategic Growth Series ("SGS").........................      755,126        8,085,971         9,158,291
                                                                            --------------   ---------------
                                                                            $9,884,991,996   $12,599,510,393
                                                                            ==============
Liability:
  Payable to Sponsor......................................................................          (788,789)
                                                                                             ---------------
        Net Assets........................................................................   $12,598,721,604
                                                                                             ===============

                                                     Applicable to Owners of
                                               Deferred Variable Annuity Contracts   Reserve for
                                              -------------------------------------   Variable
                                                Units     Unit Value      Value       Annuities      Total
 NET ASSETS APPLICABLE TO CONTRACT OWNERS:    ----------  ----------  -------------  -----------  ------------
   MFS REGATTA CONTRACTS:
     CAS -- Level 1.........................     22,958    $49.8052   $  1,154,572   $   82,807   $  1,237,379
     CAS -- Level 2.........................  7,847,274     20.1338    157,816,394      969,593    158,785,987
     GSS -- Level 1.........................         --     17.3110         13,647       60,353         74,000
     GSS -- Level 2.........................  2,795,724     11.1316     31,105,411       89,576     31,194,987
     HYS -- Level 1.........................        165     23.0560         13,811        3,624         17,435
     HYS -- Level 2.........................  1,075,336     11.7136     12,598,381       70,200     12,668,581
     MSS -- Level 1.........................      5,113     55.3202        400,698       --            400,698
     MSS -- Level 2.........................  2,678,028     24.9629     66,652,102      199,948     66,852,050
     MMS -- Level 1.........................     16,140     14.0901        423,113       21,042        444,155
     MMS -- Level 2.........................  2,672,617     11.1554     29,564,107      218,878     29,782,985
     TRS -- Level 1.........................     31,742     26.9360        870,926       26,274        897,200
     TRS -- Level 2.........................  9,929,414     13.5253    134,236,171    1,163,409    135,399,580
     GGS -- Level 1.........................        495     17.4756         20,251           --         20,251
     GGS -- Level 2.........................    630,136     10.4903      6,597,561       77,362      6,674,923
                                                                      ------------   ----------   ------------
                                                                      $441,467,145   $2,983,066   $444,450,211
                                                                      ------------   ----------   ------------

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- December 31, 1999 -- continued

                                                               Applicable to Owners of
                                                         Deferred Variable Annuity Contracts      Reserve for
                                                       ----------------------------------------    Variable
                                                         Units      Unit Value       Value         Annuities        Total
NET ASSETS APPLICABLE TO CONTRACT OWNERS (CONTINUED):  ----------   ----------   --------------   -----------   --------------
  MFS REGATTA GOLD CONTRACTS:
    BDS.............................................    2,085,322    $10.2650    $   21,422,675   $   196,994   $   21,619,669
    CAS.............................................   32,846,090     45.4986     1,494,201,625     8,076,446    1,502,278,071
    COS.............................................   12,845,672     25.0521       321,822,832       370,891      322,193,723
    MIT.............................................   49,201,899     33.5203     1,649,205,165     5,518,991    1,654,724,156
    EGS.............................................   28,061,821     39.9489     1,121,085,030     2,395,699    1,123,480,729
    EIS.............................................    1,301,166     10.9848        14,292,791       --            14,292,791
    FCE.............................................    2,761,034     11.2207        30,978,033        86,552       31,064,585
    FCI.............................................    3,187,799     12.6829        40,432,352        49,086       40,481,438
    FCG.............................................    4,509,596     15.2129        68,611,598       107,072       68,718,670
    GSS.............................................   23,230,411     14.5981       339,182,656     1,242,278      340,424,934
    HYS.............................................   12,537,119     18.9861       238,076,354       754,623      238,830,977
    MSS.............................................   11,032,465     46.5671       513,184,584     1,768,278      514,952,862
    MIS.............................................   11,985,320     16.0186       191,981,488       406,236      192,387,724
    MMS.............................................   28,447,843     12.6229       359,153,095     1,693,460      360,846,555
    NWD.............................................    1,599,416     16.6274        26,593,488        92,786       26,686,274
    RES.............................................   35,935,779     29.0316     1,042,604,864     3,075,481    1,045,680,345
    RGS.............................................    3,153,242     14.0374        44,265,738       118,955       44,384,693
    RSS.............................................    1,114,581     14.2620        15,897,340       --            15,897,340
    SIS.............................................      892,490     12.1979         9,166,122       --             9,166,122
    TRS.............................................   62,923,966     22.4371     1,411,666,379     4,695,525    1,416,361,904
    UTS.............................................    9,588,408     28.5407       273,652,266     1,182,207      274,834,473
    GAA.............................................    6,188,330     18.4932       114,469,945       607,231      115,077,176
    GGS.............................................    3,941,088     14.2506        56,177,676       377,322       56,554,998
    GGR.............................................   13,513,835     29.1523       393,951,878     1,153,770      395,105,648
    GTR.............................................    4,907,545     18.3636        90,121,960       555,833       90,677,793
    SGS.............................................      558,856     12.1979         6,814,708       --             6,814,708
                                                                                 --------------   -----------   --------------
                                                                                 $9,889,012,642   $34,525,716   $9,923,538,358
                                                                                 --------------   -----------   --------------

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- December 31, 1999 -- continued

                                                                 Applicable to Owners of
                                                           Deferred Variable Annuity Contracts    Reserve for
                                                          -------------------------------------    Variable
                                                            Units     Unit Value      Value        Annuities       Total
NET ASSETS APPLICABLE TO CONTRACT OWNERS (CONTINUED):     ---------   ----------   ------------   -----------   ------------
  MFS REGATTA CLASSIC CONTRACTS:
    BDS.................................................     48,210    $10.1232    $    487,954      $--        $    487,954
    CAS.................................................    643,838     20.0351      12,896,639      --           12,896,639
    COS.................................................    450,750     23.3171      10,503,243      --           10,503,243
    MIT.................................................  1,467,541     16.6602      24,441,075         572       24,441,647
    EGS.................................................  1,130,669     26.4915      29,945,574      --           29,945,574
    EIS.................................................     74,460     11.2502         837,571      --              837,571
    FCE.................................................     72,781     11.8522         862,731      --              862,731
    FCI.................................................     98,698     13.1278       1,294,861      --            1,294,861
    FCG.................................................     89,652     14.7561       1,320,980      --            1,320,980
    GSS.................................................    282,054     11.1508       3,151,398      --            3,151,398
    HYS.................................................    312,392     11.8516       3,700,989      --            3,700,989
    MSS.................................................    305,995     24.2876       7,430,811      --            7,430,811
    MIS.................................................    501,609     16.0843       8,069,796      --            8,069,796
    MMS.................................................  1,078,121     11.1757      12,051,351      --           12,051,351
    NWD.................................................     99,057     16.6956       1,654,206      --            1,654,206
    RES.................................................    963,271     17.5948      16,945,380      --           16,945,380
    RGS.................................................     74,418     13.8731       1,032,103      --            1,032,103
    RSS.................................................     28,986     16.8662         488,903      --              488,903
    SIS.................................................     22,950     11.2108         234,390      --              234,390
    TRS.................................................  1,987,855     13.3948      26,626,717       1,085       26,627,802
    UTS.................................................    356,269     19.2810       6,862,785      --            6,862,785
    GAA.................................................     43,343     13.5725         588,958      --              588,958
    GGS.................................................     42,362     10.7398         454,905      --              454,905
    GGR.................................................    135,881     21.3313       2,897,127      --            2,897,127
    GTR.................................................    118,027     14.0077       1,652,891         597        1,653,488
    SGS.................................................      5,701     11.2108          63,889      --               63,889
                                                                                   ------------      ------     ------------
                                                                                   $176,497,227      $2,254     $176,499,481
                                                                                   ------------      ------     ------------

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- December 31, 1999 -- continued

                                                                Applicable to Owners of
                                                          Deferred Variable Annuity Contracts      Reserve for
                                                       -----------------------------------------    Variable
                                                         Units      Unit Value        Value         Annuities         Total
NET ASSETS APPLICABLE TO CONTRACT OWNERS (CONTINUED):  ----------   ----------   ---------------   -----------   ---------------
  MFS REGATTA PLATINUM CONTRACTS:
    BDS............................................     2,970,448    $10.0963    $    29,994,338   $     6,370   $    30,000,708
    CAS............................................    10,770,738     14.8295        159,713,722       855,329       160,569,051
    COS............................................     6,088,167     15.7265         95,743,651       288,540        96,032,191
    MIT............................................    36,443,681     11.4075        415,739,367     1,814,868       417,554,235
    EGS............................................     9,952,208     20.0771        199,806,631       871,934       200,678,565
    EIS............................................     2,322,545     11.1059         25,793,127        12,558        25,805,685
    FCE............................................       471,834     12.2711          5,788,888       156,525         5,945,413
    FCI............................................     1,960,439     12.4412         24,389,553        44,137        24,433,690
    FCG............................................       904,331     11.9538         10,809,507        47,556        10,857,063
    GSS............................................     6,917,529     10.0675         69,644,205       151,558        69,795,763
    HYS............................................     5,126,512     10.0101         51,279,436       228,601        51,508,037
    MSS............................................     2,096,399     19.3732         40,613,386        30,902        40,644,288
    MIS............................................    20,741,206     15.9430        330,672,742       615,728       331,288,470
    MMS............................................     4,848,739     10.5145         50,985,070       534,768        51,519,838
    NWD............................................     2,064,540     16.4450         33,951,877       358,408        34,310,285
    RES............................................     9,822,632     13.4883        132,488,128       436,882       132,925,010
    RGS............................................     2,692,647     11.0284         29,696,208        46,181        29,742,389
    RSS............................................       914,188     14.4906         13,247,136       206,497        13,453,633
    SIS............................................       987,192     12.0212         10,043,082       --             10,043,082
    TRS............................................    17,437,345     10.4327        181,919,827       855,857       182,775,684
    UTS............................................     6,397,913     14.1367         90,458,930        61,616        90,520,546
    GAA............................................       502,791     11.3461          5,704,516       --              5,704,516
    GGS............................................       301,714     10.5290          3,174,978        20,740         3,195,718
    GGR............................................     1,328,571     16.9623         22,535,111       --             22,535,111
    GTR............................................       901,334     11.1787         10,076,998        37,891        10,114,889
    SGS............................................       189,701     12.0212          2,279,694       --              2,279,694
                                                                                 ---------------   -----------   ---------------
                                                                                 $ 2,046,550,108   $ 7,683,446   $ 2,054,233,554
                                                                                 ---------------   -----------   ---------------
    Net Assets................................................................   $12,553,527,122   $45,194,482   $12,598,721,604
                                                                                 ===============   ===========   ===============

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF OPERATIONS -- Year Ended December 31, 1999

                                          BDS            CAS           COS            MIT           EGS            EIS
                                      Sub-Account    Sub-Account   Sub-Account    Sub-Account   Sub-Account    Sub-Account
                                      ------------  -------------  ------------  -------------  ------------  -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received..........  $   456,185   $ 165,042,350  $  5,266,720  $ 142,902,581  $ 12,001,599   $    47,820
   Mortality and expense risk
    charges.........................     (464,791)    (18,362,496)   (3,268,957)   (23,586,223)  (10,306,327)     (282,553)
   Distribution expense charges.....      --               (5,941)      --            --             --            --
   Administrative expense charges...      (55,942)     (2,200,044)     (394,335)    (2,836,395)   (1,242,331)      (34,088)
                                      -----------   -------------  ------------  -------------  ------------   -----------
       Net investment income
        (loss)......................  $   (64,548)  $ 144,473,869  $  1,603,428  $ 116,479,963  $    452,941   $  (268,821)
                                      -----------   -------------  ------------  -------------  ------------   -----------
 REALIZED AND UNREALIZED GAINS
  (LOSSES):
   Realized gains (losses) on
    investment transactions:
     Proceeds from sales............  $ 9,550,320   $ 450,572,346  $ 29,745,130  $ 233,601,157  $137,754,613   $ 9,351,165
     Cost of investments sold.......   (9,570,915)   (344,857,604)  (19,530,316)  (117,395,546)  (77,682,913)   (8,400,487)
                                      -----------   -------------  ------------  -------------  ------------   -----------
       Net realized gains
        (losses)....................  $   (20,595)  $ 105,714,742  $ 10,214,814  $ 116,205,611  $ 60,071,700   $   950,678
                                      -----------   -------------  ------------  -------------  ------------   -----------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year....................  $  (731,928)  $ 473,751,561  $136,961,819  $ 331,150,359  $696,941,762   $   815,964
     Beginning of year..............      286,002     287,338,195    32,482,750    452,834,707   194,893,156       595,356
                                      -----------   -------------  ------------  -------------  ------------   -----------
       Change in unrealized
        appreciation
        (depreciation)..............  $(1,017,930)  $ 186,413,366  $104,479,069  $(121,684,348) $502,048,606   $   220,608
                                      -----------   -------------  ------------  -------------  ------------   -----------
     Realized and unrealized gains
      (losses)......................  $(1,038,525)  $ 292,128,108  $114,693,883  $  (5,478,737) $562,120,306   $ 1,171,286
                                      -----------   -------------  ------------  -------------  ------------   -----------
 INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS...................  $(1,103,073)  $ 436,601,977  $116,297,311  $ 111,001,226  $562,573,247   $   902,465
                                      ===========   =============  ============  =============  ============   ===========

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF OPERATIONS -- Year Ended December 31, 1999 -- continued

                                          FCE           FCI            FCG            GSS
                                      Sub-Account   Sub-Account    Sub-Account    Sub-Account
                                      ------------  ------------  -------------  -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received..........  $    --       $    216,260  $   2,184,611  $  21,618,169
   Mortality and expense risk
    charges.........................      (298,005)     (549,216)      (885,975)    (5,311,042)
   Distribution expense charges.....       --            --            --               (1,545)
   Administrative expense charges...       (35,925)      (66,290)      (106,818)      (636,791)
                                      ------------  ------------  -------------  -------------
       Net investment income
        (loss)......................  $   (333,930) $   (399,246) $   1,191,818  $  15,668,791
                                      ------------  ------------  -------------  -------------
 REALIZED AND UNREALIZED GAINS
  (LOSSES):
   Realized gains(losses) on
    investment transactions:
     Proceeds from sales............  $ 13,945,514  $ 30,960,149  $ 106,011,361  $ 115,563,467
     Cost of investments sold.......   (15,674,700)  (29,356,563)  (100,713,204)  (118,246,571)
                                      ------------  ------------  -------------  -------------
       Net realized gains
        (losses)....................  $ (1,729,186) $  1,603,586  $   5,298,157  $  (2,683,104)
                                      ------------  ------------  -------------  -------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year....................  $  7,573,821  $ 14,196,828  $  11,755,882  $ (13,183,512)
     Beginning of year..............    (5,357,496)     (519,445)     6,495,614     14,106,863
                                      ------------  ------------  -------------  -------------
       Change in unrealized
        appreciation
        (depreciation)..............  $ 12,931,317  $ 14,716,273  $   5,260,268  $ (27,290,375)
                                      ------------  ------------  -------------  -------------
     Realized and unrealized gains
      (losses)......................  $ 11,202,131  $ 16,319,859  $  10,558,425  $ (29,973,479)
                                      ------------  ------------  -------------  -------------
 INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS...................  $ 10,868,201  $ 15,920,613  $  11,750,243  $ (14,304,688)
                                      ============  ============  =============  =============

                                           HYS            MSS
                                       Sub-Account    Sub-Account
                                      -------------  --------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received..........  $  24,714,357   $   --
   Mortality and expense risk
    charges.........................     (3,694,316)    (4,726,197)
   Distribution expense charges.....           (565)        (1,871)
   Administrative expense charges...       (443,843)      (566,272)
                                      -------------   ------------
       Net investment income
        (loss)......................  $  20,575,633   $ (5,294,340)
                                      -------------   ------------
 REALIZED AND UNREALIZED GAINS
  (LOSSES):
   Realized gains(losses) on
    investment transactions:
     Proceeds from sales............  $ 131,860,091   $ 88,894,001
     Cost of investments sold.......   (135,709,620)   (72,940,290)
                                      -------------   ------------
       Net realized gains
        (losses)....................  $  (3,849,529)  $ 15,953,711
                                      -------------   ------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year....................  $  (8,680,569)  $284,470,613
     Beginning of year..............     (7,980,287)    16,729,347
                                      -------------   ------------
       Change in unrealized
        appreciation
        (depreciation)..............  $    (700,282)  $267,741,266
                                      -------------   ------------
     Realized and unrealized gains
      (losses)......................  $  (4,549,811)  $283,694,977
                                      -------------   ------------
 INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS...................  $  16,025,822   $278,400,637
                                      =============   ============

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF OPERATIONS -- Year Ended December 31, 1999 -- continued

                                      MIS            MMS           NWD          RES
                                  Sub-Account    Sub-Account   Sub-Account  Sub-Account
                                  ------------  -------------  -----------  ------------
 INCOME AND EXPENSES:
   Dividend income and capital
    gain distributions
    received....................  $  3,086,853  $  20,077,131  $   133,721  $ 33,877,219
   Mortality and expense risk
    charges.....................    (3,219,139)    (5,364,185)    (334,655)  (12,526,374)
   Distribution expense
    charges.....................       --              (1,353)     --            --
   Administrative expense
    charges.....................      (387,637)      (644,685)     (40,408)   (1,507,388)
                                  ------------  -------------  -----------  ------------
       Net investment income
        (loss)..................  $   (519,923) $  14,066,908  $  (241,342) $ 19,843,457
                                  ------------  -------------  -----------  ------------
 REALIZED AND UNREALIZED GAINS
  (LOSSES):
   Realized gains (losses) on
    investment transactions:
     Proceeds from sales........  $ 28,678,591  $ 681,042,524  $ 7,761,195  $126,485,068
     Cost of investments sold...   (22,458,189)  (681,042,524)  (6,405,814)  (74,939,328)
                                  ------------  -------------  -----------  ------------
       Net realized gains
        (losses)................  $  6,220,402  $    --        $ 1,355,381  $ 51,545,740
                                  ------------  -------------  -----------  ------------
   Net unrealized appreciation
    (depreciation) on
    investments:
     End of year................  $114,855,426  $    --        $21,187,835  $369,190,915
     Beginning of year..........    11,412,175       --          1,504,013   222,195,462
                                  ------------  -------------  -----------  ------------
       Change in unrealized
        appreciation
        (depreciation)..........  $103,443,251  $    --        $19,683,822  $146,995,453
                                  ------------  -------------  -----------  ------------
     Realized and unrealized
      gains (losses)............  $109,663,653  $    --        $21,039,203  $198,541,193
                                  ------------  -------------  -----------  ------------
 INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS........  $109,143,730  $  14,066,908  $20,797,861  $218,384,650
                                  ============  =============  ===========  ============

                                     RGS           RSS           SIS
                                 Sub-Account   Sub-Account   Sub-Account
                                 ------------  ------------  -----------
 INCOME AND EXPENSES:
   Dividend income and capital
    gain distributions
    received...................  $    184,713  $      1,911  $   271,924
   Mortality and expense risk
    charges....................      (718,747)     (128,399)    (168,321)
   Distribution expense
    charges....................       --            --           --
   Administrative expense
    charges....................       (86,537)      (15,455)     (20,234)
                                 ------------  ------------  -----------
       Net investment income
        (loss).................  $   (620,571) $   (141,943) $    83,369
                                 ------------  ------------  -----------
 REALIZED AND UNREALIZED GAINS
  (LOSSES):
   Realized gains (losses) on
    investment transactions:
     Proceeds from sales.......  $ 13,728,018  $ 13,408,569  $ 2,528,947
     Cost of investments sold..   (11,746,493)  (11,896,704)  (2,439,032)
                                 ------------  ------------  -----------
       Net realized gains
        (losses)...............  $  1,981,525  $  1,511,865  $    89,915
                                 ------------  ------------  -----------
   Net unrealized appreciation
    (depreciation) on
    investments:
     End of year...............  $  5,552,651  $  6,041,356  $   463,814
     Beginning of year.........     3,487,391       126,682      217,175
                                 ------------  ------------  -----------
       Change in unrealized
        appreciation
        (depreciation).........  $  2,065,260  $  5,914,674  $   246,639
                                 ------------  ------------  -----------
     Realized and unrealized
      gains (losses)...........  $  4,046,785  $  7,426,539  $   336,554
                                 ------------  ------------  -----------
 INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS.......  $  3,426,214  $  7,284,596  $   419,923
                                 ============  ============  ===========

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF OPERATIONS -- Year Ended December 31, 1999 -- continued

                                           TRS            UTS           GAA           GGS
                                       Sub-Account    Sub-Account   Sub-Account   Sub-Account
                                      -------------  -------------  ------------  ------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received..........  $ 269,625,863  $ 28,611,367   $  6,409,041  $  9,343,075
   Mortality and expense risk
    charges.........................    (22,286,255)   (3,306,043)    (1,427,773)     (953,326)
   Distribution expense charges.....        (10,220)      --             --               (422)
   Administrative expense charges...     (2,671,814)     (397,938)      (171,521)     (114,118)
                                      -------------  ------------   ------------  ------------
       Net investment income
        (loss)......................  $ 244,657,574  $ 24,907,386   $  4,809,747  $  8,275,209
                                      -------------  ------------   ------------  ------------
 REALIZED AND UNREALIZED GAINS
  (LOSSES):
   Realized gains (losses) on
    investment transactions:
     Proceeds from sales............  $ 357,231,982  $ 34,366,900   $ 29,474,177  $ 26,696,851
     Cost of investments sold.......   (313,675,798)  (23,665,238)   (26,588,874)  (28,476,289)
                                      -------------  ------------   ------------  ------------
       Net realized gains
        (losses)....................  $  43,556,184  $ 10,701,662   $  2,885,303  $ (1,779,438)
                                      -------------  ------------   ------------  ------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year....................  $ (14,746,361) $ 77,255,375   $ 13,719,084  $ (5,513,624)
     Beginning of year..............    247,870,707    34,293,510      3,446,679     6,569,807
                                      -------------  ------------   ------------  ------------
       Change in unrealized
        appreciation
        (depreciation)..............  $(262,617,068) $ 42,961,865   $ 10,272,405  $(12,083,431)
                                      -------------  ------------   ------------  ------------
     Realized and unrealized gains
      (losses)......................  $(219,060,884) $ 53,663,527   $ 13,157,708  $(13,862,869)
                                      -------------  ------------   ------------  ------------
 INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS...................  $  25,596,690  $ 78,570,913   $ 17,967,455  $ (5,587,660)
                                      =============  ============   ============  ============

                                          GGR            GTR             SGS
                                      Sub-Account    Sub-Account    Sub-Account(b)
                                      ------------  --------------  --------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received..........  $ 10,725,752   $  7,230,240     $  --
   Mortality and expense risk
    charges.........................    (3,549,051)    (1,188,320)        (7,136)
   Distribution expense charges.....       --            --              --
   Administrative expense charges...      (426,441)      (143,007)          (858)
                                      ------------   ------------     ----------
       Net investment income
        (loss)......................  $  6,750,260   $  5,898,913     $   (7,994)
                                      ------------   ------------     ----------
 REALIZED AND UNREALIZED GAINS
  (LOSSES):
   Realized gains (losses) on
    investment transactions:
     Proceeds from sales............  $ 44,112,521   $ 16,770,599     $  151,707
     Cost of investments sold.......   (31,638,209)   (13,273,072)      (493,571)
                                      ------------   ------------     ----------
       Net realized gains
        (losses)....................  $ 12,474,312   $  3,497,527     $ (341,864)
                                      ------------   ------------     ----------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year....................  $178,498,769   $ 11,918,237     $1,072,320
     Beginning of year..............    33,369,072     14,614,468        --
                                      ------------   ------------     ----------
       Change in unrealized
        appreciation
        (depreciation)..............  $145,129,697   $ (2,696,231)    $1,072,320
                                      ------------   ------------     ----------
     Realized and unrealized gains
      (losses)......................  $157,604,009   $    801,296     $  730,456
                                      ------------   ------------     ----------
 INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS...................  $164,354,269   $  6,700,209     $  722,462
                                      ============   ============     ==========

(b) For the period November 5, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS

                                               BDS                              CAS                              COS
                                           Sub-Account                      Sub-Account                      Sub-Account
                                  -----------------------------   -------------------------------   -----------------------------
                                   Year Ended      Year Ended       Year Ended       Year Ended      Year Ended      Year Ended
                                  December 31,    December 31,     December 31,     December 31,    December 31,    December 31,
                                      1999           1998(a)           1999             1998            1999            1998
                                  -------------   -------------   --------------   --------------   -------------   -------------
OPERATIONS:
  Net investment income
   (loss).......................   $   (64,548)    $   (82,271)   $  144,473,869   $  128,215,244   $  1,603,428    $  3,637,491
  Net realized gains (losses)...       (20,595)        216,410       105,714,742       66,702,495     10,214,814       5,170,487
  Net unrealized gains
   (losses).....................    (1,017,930)        286,002       186,413,366      121,369,200    104,479,069      20,631,668
                                   -----------     -----------    --------------   --------------   ------------    ------------
      Increase (Decrease) in net
       assets from operations...   $(1,103,073)    $   420,141    $  436,601,977   $  316,286,939   $116,297,311    $ 29,439,646
                                   -----------     -----------    --------------   --------------   ------------    ------------

CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments
     received...................   $11,283,792     $ 9,875,456    $   76,869,793   $  107,933,141   $ 42,581,763    $ 38,230,487
    Net transfers between
     Sub-Accounts and Fixed
     Account....................    26,002,672       9,534,568         2,132,992       47,848,492    100,363,903      40,051,430
    Withdrawals, surrenders,
     annuitizations and contract
     charges....................    (3,714,192)       (395,676)     (174,746,999)    (114,794,853)   (18,079,962)     (7,541,790)
                                   -----------     -----------    --------------   --------------   ------------    ------------
      Net accumulation
       activity.................   $33,572,272     $19,014,348    $  (95,744,214)  $   40,986,780   $124,865,704    $ 70,740,127
                                   -----------     -----------    --------------   --------------   ------------    ------------
  Annuitization Activity:
    Annuitizations..............   $    79,698     $   164,170    $    1,893,718   $    1,220,067   $    359,014    $    142,386
    Annuity payments and
     contract charges...........       (25,302)         (3,903)       (1,271,221)      (1,025,009)      (143,073)        (46,545)
    Net Transfers between
     Sub-Accounts...............       --              --                109,831          (41,318)        33,759          25,440
    Adjustments to annuity
     reserves...................         2,648         (12,668)         (272,714)         (88,123)       (43,544)        (10,400)
                                   -----------     -----------    --------------   --------------   ------------    ------------
      Net annuitization
       activity.................   $    57,044     $   147,599    $      459,614   $       65,617   $    206,156    $    110,881
                                   -----------     -----------    --------------   --------------   ------------    ------------
  Increase (Decrease) in net
   assets from contract owner
   transactions.................   $33,629,316     $19,161,947    $  (95,284,600)  $   41,052,397   $125,071,860    $ 70,851,008
                                   -----------     -----------    --------------   --------------   ------------    ------------
    Increase (Decrease) in net
     assets.....................   $32,526,243     $19,582,088    $  341,317,377   $  357,339,336   $241,369,171    $100,290,654
NET ASSETS:
  Beginning of year.............    19,582,088         --          1,494,449,750    1,137,110,414    187,359,986      87,069,332
                                   -----------     -----------    --------------   --------------   ------------    ------------
  End of year...................   $52,108,331     $19,582,088    $1,835,767,127   $1,494,449,750   $428,729,157    $187,359,986
                                   ===========     ===========    ==============   ==============   ============    ============

(a) For the period May 6, 1998 (commencement of operations of Sub-Account) through December 31, 1998.

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                  MIT                              EGS                            EIS
                                              Sub-Account                      Sub-Account                    Sub-Account
                                    -------------------------------   -----------------------------   ---------------------------
                                      Year Ended       Year Ended       Year Ended      Year Ended     Year Ended     Year Ended
                                     December 31,     December 31,     December 31,    December 31,   December 31,   December 31,
                                         1999             1998             1999            1998           1999         1998(a)
                                    --------------   --------------   --------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss)....  $  116,479,963   $   74,447,584   $      452,941   $ 11,234,121   $  (268,821)    $  (31,884)
  Net realized gains (losses).....     116,205,611       33,652,751       60,071,700     22,519,902       950,678       (117,486)
  Net unrealized gains (losses)...    (121,684,348)     167,450,974      502,048,606    124,900,453       220,608        595,356
                                    --------------   --------------   --------------   ------------   -----------     ----------
      Increase (Decrease) in net
       assets from operations.....  $  111,001,226   $  275,551,309   $  562,573,247   $158,654,476   $   902,465     $  445,986
                                    --------------   --------------   --------------   ------------   -----------     ----------

CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received....  $  200,798,865   $  265,107,890   $   72,378,390   $ 90,838,283   $11,769,375     $4,758,335
    Net transfers between
     Sub-Accounts and Fixed
     Account......................     215,949,849      206,082,223       80,609,004     40,488,353    22,083,804      3,493,264
    Withdrawals, surrenders,
     annuitizations and contract
     charges......................    (159,633,917)     (88,307,981)     (63,348,442)   (30,769,813)   (2,323,339)      (205,828)
                                    --------------   --------------   --------------   ------------   -----------     ----------
      Net accumulation activity...  $  257,114,797   $  382,882,132   $   89,638,952   $100,556,823   $31,529,840     $8,045,771
                                    --------------   --------------   --------------   ------------   -----------     ----------
  Annuitization Activity:
    Annuitizations................  $    2,805,581   $    2,012,633   $    1,166,495   $    453,478   $    12,343     $  --
    Annuity payments and contract
     charges......................        (993,419)        (713,563)        (240,170)      (113,219)         (181)       --
    Net Transfers between
     Sub-Accounts.................         (31,426)        (116,539)          24,221         (5,495)      --             --
    Adjustments to annuity
     reserves.....................         (68,461)         265,082           (5,370)       128,245          (177)       --
                                    --------------   --------------   --------------   ------------   -----------     ----------
      Net annuitization
       activity...................  $    1,712,275   $    1,447,613   $      945,176   $    463,009   $    11,985     $  --
                                    --------------   --------------   --------------   ------------   -----------     ----------
  Increase (Decrease) in net
   assets from contract owner
   transactions...................  $  258,827,072   $  384,329,745   $   90,584,128   $101,019,832   $31,541,825     $8,045,771
                                    --------------   --------------   --------------   ------------   -----------     ----------
  Increase (Decrease) in net
   assets.........................  $  369,828,298   $  659,881,054   $  653,157,375   $259,674,308   $32,444,290     $8,491,757
NET ASSETS:
  Beginning of year...............   1,726,891,740    1,067,010,686      700,947,493    441,273,185     8,491,757        --
                                    --------------   --------------   --------------   ------------   -----------     ----------
  End of year.....................  $2,096,720,038   $1,726,891,740   $1,354,104,868   $700,947,493   $40,936,047     $8,491,757
                                    ==============   ==============   ==============   ============   ===========     ==========

(a) For the period May 6, 1998 (commencement of operations of Sub-Account) through December 31, 1998.

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                      FCE                           FCI                           FCG
                                                  Sub-Account                   Sub-Account                   Sub-Account
                                          ---------------------------   ---------------------------   ---------------------------
                                           Year Ended     Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                          December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                              1999           1998           1999           1998           1999           1998
                                          ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss)..........  $  (333,930)   $   467,717    $  (399,246)   $  (101,894)   $ 1,191,818    $ 1,045,909
  Net realized gains (losses)...........   (1,729,186)    (4,423,657)     1,603,586       (134,106)     5,298,157      5,611,522
  Net unrealized gains (losses).........   12,931,317     (3,684,076)    14,716,273       (101,433)     5,260,268      4,069,821
                                          -----------    -----------    -----------    -----------    -----------    -----------
      Increase (Decrease) in net assets
       from operations..................  $10,868,201    $(7,640,016)   $15,920,613    $  (337,433)   $11,750,243    $10,727,252
                                          -----------    -----------    -----------    -----------    -----------    -----------

CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received..........  $ 2,257,666    $ 2,734,886    $ 7,721,195    $ 8,231,578    $ 4,415,080    $ 7,721,923
    Net transfers between Sub-Accounts
     and Fixed Account..................   10,148,747     (1,032,098)    10,540,394      5,579,377     (1,761,772)     8,246,837
    Withdrawals, surrenders,
     annuitizations and contract
     charges............................   (2,575,449)      (897,534)    (3,292,901)    (1,479,723)    (5,447,333)    (4,121,150)
                                          -----------    -----------    -----------    -----------    -----------    -----------
      Net accumulation activity.........  $ 9,830,964    $   805,254    $14,968,688    $12,331,232    $(2,794,025)   $11,847,610
                                          -----------    -----------    -----------    -----------    -----------    -----------
  Annuitization Activity:
    Annuitizations......................  $   154,638    $     3,586    $    39,173    $     1,716    $    59,613    $    34,551
    Annuity payments and contract
     charges............................       (8,635)        (7,084)        (9,967)        (5,621)       (14,579)       (28,601)
    Net transfers between
     Sub-Accounts.......................       54,153        --             --             --             --             (17,030)
    Adjustments to annuity reserves.....       (3,330)           218        (15,216)         2,415         (4,391)       (10,148)
                                          -----------    -----------    -----------    -----------    -----------    -----------
      Net annuitization activity........  $   196,826    $    (3,280)   $    13,990    $    (1,490)   $    40,643    $   (21,228)
                                          -----------    -----------    -----------    -----------    -----------    -----------
  Increase (Decrease) in net assets from
   contract owner transactions..........  $10,027,790    $   801,974    $14,982,678    $12,329,742    $(2,753,382)   $11,826,382
                                          -----------    -----------    -----------    -----------    -----------    -----------
  Increase (Decrease) in net assets.....  $20,895,991    $(6,838,042)   $30,903,291    $11,992,309    $ 8,996,861    $22,553,634
NET ASSETS:
  Beginning of year.....................   16,976,738     23,814,780     35,306,698     23,314,389     71,899,852     49,346,218
                                          -----------    -----------    -----------    -----------    -----------    -----------
  End of year...........................  $37,872,729    $16,976,738    $66,209,989    $35,306,698    $80,896,713    $71,899,852
                                          ===========    ===========    ===========    ===========    ===========    ===========

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                            GSS                               HYS                               MSS
                                        Sub-Account                       Sub-Account                       Sub-Account
                              -------------------------------   -------------------------------   -------------------------------
                                 Year Ended       Year Ended       Year Ended       Year Ended       Year Ended       Year Ended
                                December 31,     December 31,     December 31,     December 31,     December 31,     December 31,
                                    1999             1998             1999             1998             1999             1998
                              ----------------   ------------   ----------------   ------------   ----------------   ------------
OPERATIONS:
  Net investment income
   (loss)...................    $ 15,668,791     $ 15,055,335     $ 20,575,633     $ 13,760,883     $ (5,294,340)    $ 45,005,946
  Net realized gains
   (losses).................      (2,683,104)       7,944,827       (3,849,529)       4,744,016       15,953,711       11,481,102
  Net unrealized gains
   (losses).................     (27,290,375)       2,813,782         (700,282)     (20,640,207)     267,741,266      (23,796,460)
                                ------------     ------------     ------------     ------------     ------------     ------------
      Increase (Decrease) in
       net assets from
       operations...........    $(14,304,688)    $ 25,813,944     $ 16,025,822     $ (2,135,308)    $278,400,637     $ 32,690,588
                                ------------     ------------     ------------     ------------     ------------     ------------

CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments
     received...............    $ 26,767,871     $ 33,941,912     $ 20,195,648     $ 54,795,963     $ 16,920,035     $ 22,720,393
    Net transfers between
     Sub-Accounts and Fixed
     Account................      91,170,433       49,410,266       20,734,522       20,587,340       52,096,752       (5,210,223)
    Withdrawals, surrenders,
     annuitizations and
     contract charges.......     (59,337,154)     (40,854,521)     (36,583,190)     (24,841,987)     (51,120,379)     (28,997,564)
                                ------------     ------------     ------------     ------------     ------------     ------------
      Net accumulation
       activity.............    $ 58,601,150     $ 42,497,657     $  4,346,980     $ 50,541,316     $ 17,896,408     $(11,487,394)
                                ------------     ------------     ------------     ------------     ------------     ------------
  Annuitization Activity:
    Annuitizations..........    $    665,654     $  1,080,791     $    333,040     $    514,021     $    135,661     $    360,666
    Annuity payments and
     contract charges.......        (452,725)        (563,274)        (295,312)        (301,855)        (320,573)        (278,169)
    Net transfers between
     Sub-Accounts...........          (3,904)         (10,317)        --                --               118,980           (6,870)
    Adjustments to annuity
     reserves...............          (4,610)          17,162          (22,546)          44,449          (51,415)          (3,336)
                                ------------     ------------     ------------     ------------     ------------     ------------
      Net annuitization
       activity.............    $    204,415     $    524,362     $     15,182     $    256,615     $   (117,347)    $     72,291
                                ------------     ------------     ------------     ------------     ------------     ------------
  Increase (Decrease) in net
   assets from contract
   owner transactions.......    $ 58,805,565     $ 43,022,019     $  4,362,162     $ 50,797,931     $ 17,779,061     $(11,415,103)
                                ------------     ------------     ------------     ------------     ------------     ------------
    Increase (Decrease) in
     net assets.............    $ 44,500,877     $ 68,835,963     $ 20,387,984     $ 48,662,623     $296,179,698     $ 21,275,485
NET ASSETS:
  Beginning of year.........     400,140,205      331,304,242      286,338,035      237,675,412      334,101,011      312,825,526
                                ------------     ------------     ------------     ------------     ------------     ------------
  End of year...............    $444,641,082     $400,140,205     $306,726,019     $286,338,035     $630,280,709     $334,101,011
                                ============     ============     ============     ============     ============     ============

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                 MIS                             MMS                             NWD
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    -----------------------------   -----------------------------   -----------------------------
                                     Year Ended      Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
                                    December 31,    December 31,    December 31,    December 31,    December 31,    December 31,
                                        1999           1998(a)          1999            1998            1999           1998(a)
                                    -------------   -------------   -------------   -------------   -------------   -------------
OPERATIONS:
  Net investment income (loss)....  $   (519,923)    $  (277,915)   $  14,066,908   $  12,464,454    $  (241,342)    $   (55,628)
  Net realized gains (losses).....     6,220,402         290,620         --              --            1,355,381         (77,926)
  Net unrealized gains (losses)...   103,443,251      11,412,175         --              --           19,683,822       1,504,013
                                    ------------     -----------    -------------   -------------    -----------     -----------
      Increase (Decrease) in net
       assets from operations.....  $109,143,730     $11,424,880    $  14,066,908   $  12,464,454    $20,797,861     $ 1,370,459
                                    ------------     -----------    -------------   -------------    -----------     -----------

CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received....  $137,436,213     $42,898,409    $  77,465,420   $  84,539,955    $10,051,271     $ 5,928,260
    Net transfers between
     Sub-Accounts and Fixed
     Account......................   223,731,514      27,944,745      176,379,832     205,348,459     20,319,479       6,269,724
    Withdrawals, surrenders,
     annuitizations and contract
     charges......................   (20,457,443)     (1,223,987)    (230,737,769)   (180,586,976)    (2,113,261)       (345,722)
                                    ------------     -----------    -------------   -------------    -----------     -----------
      Net accumulation activity...  $340,710,284     $69,619,167    $  23,107,483   $ 109,301,438    $28,257,489     $11,852,262
                                    ------------     -----------    -------------   -------------    -----------     -----------
  Annuitization Activity:
    Annuitizations................  $    755,518     $   158,201    $   1,593,879   $   1,223,366    $   339,593     $    59,889
    Annuity payments and contract
     charges......................       (48,148)        (10,253)        (347,973)       (267,886)       (15,934)         (3,118)
    Net transfers between
     Sub-Accounts.................        47,324         --              (646,987)         (4,847)        41,259         --
    Adjustments to annuity
     reserves.....................       (53,623)         (1,090)         (33,773)        (38,667)       (46,627)         (2,368)
                                    ------------     -----------    -------------   -------------    -----------     -----------
      Net annuitization
       activity...................  $    701,071     $   146,858    $     565,146   $     911,966    $   318,291     $    54,403
                                    ------------     -----------    -------------   -------------    -----------     -----------
  Increase (Decrease) in net
   assets from contract owner
   transactions...................  $341,411,355     $69,766,025    $  23,672,629   $ 110,213,404    $28,575,780     $11,906,665
                                    ------------     -----------    -------------   -------------    -----------     -----------
    Increase (Decrease) in net
     assets.......................  $450,555,085     $81,190,905    $  37,739,537   $ 122,677,858    $49,373,641     $13,277,124
NET ASSETS:
  Beginning of year...............    81,190,905         --           416,905,347     294,227,489     13,277,124         --
                                    ------------     -----------    -------------   -------------    -----------     -----------
  End of year.....................  $531,745,990     $81,190,905    $ 454,644,884   $ 416,905,347    $62,650,765     $13,277,124
                                    ============     ===========    =============   =============    ===========     ===========

(a) For the period May 6, 1998 (commencement of operations of Sub-Account) through December 31, 1998.

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                     RES                            RGS                           RSS
                                                 Sub-Account                    Sub-Account                   Sub-Account
                                        -----------------------------   ---------------------------   ---------------------------
                                          Year Ended      Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                         December 31,    December 31,   December 31,   December 31,   December 31,   December 31,
                                             1999            1998           1999           1998           1999         1998(a)
                                        --------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss)........  $   19,843,457   $ 22,892,997   $  (620,571)   $  (196,955)   $  (141,943)    $  (15,398)
  Net realized gains (losses).........      51,545,740     21,973,914     1,981,525        513,010      1,511,865        (94,970)
  Net unrealized gains (losses).......     146,995,453    110,904,687     2,065,260      3,223,975      5,914,674        126,682
                                        --------------   ------------   -----------    -----------    -----------     ----------
      Increase (Decrease) in net
       assets from operations.........  $  218,384,650   $155,771,598   $ 3,426,214    $ 3,540,030    $ 7,284,596     $   16,314
                                        --------------   ------------   -----------    -----------    -----------     ----------

CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received........  $   60,172,716   $103,921,694   $12,282,216    $13,378,132    $ 4,475,044     $2,275,775
    Net transfers between Sub-Accounts
     and Fixed Account................      46,692,915     82,986,033    27,754,724     14,755,314     15,355,290      1,268,571
    Withdrawals, surrenders,
     annuitizations and contract
     charges..........................     (78,027,604)   (44,188,615)   (4,602,039)    (1,413,449)    (1,000,866)       (41,350)
                                        --------------   ------------   -----------    -----------    -----------     ----------
      Net accumulation activity.......  $   28,838,027   $142,719,112   $35,434,901    $26,719,997    $18,829,468     $3,502,996
                                        --------------   ------------   -----------    -----------    -----------     ----------
  Annuitization Activity:
    Annuitizations....................  $      727,314   $    452,588   $    45,656    $    73,112    $   206,502     $  --
    Annuity payments and contract
     charges..........................        (340,066)      (211,454)      (22,411)       (12,398)       --             --
    Net transfers between
     Sub-Accounts.....................          45,500         34,374       --              58,620        --             --
    Adjustments to annuity reserves...        (116,242)       (35,852)          646         (2,709)       --             --
                                        --------------   ------------   -----------    -----------    -----------     ----------
      Net annuitization activity......  $      316,506   $    239,656   $    23,891    $   116,625    $   206,502     $  --
                                        --------------   ------------   -----------    -----------    -----------     ----------
  Increase (Decrease) in net assets
   from contract owner transactions...  $   29,154,533   $142,958,768   $35,458,792    $26,836,622    $19,035,970     $3,502,996
                                        --------------   ------------   -----------    -----------    -----------     ----------
  Increase (Decrease) in net assets...  $  247,539,183   $298,730,366   $38,885,006    $30,376,652    $26,320,566     $3,519,310
NET ASSETS:
  Beginning of year...................     948,011,552    649,281,186    36,274,179      5,897,527      3,519,310        --
                                        --------------   ------------   -----------    -----------    -----------     ----------
  End of year.........................  $1,195,550,735   $948,011,552   $75,159,185    $36,274,179    $29,839,876     $3,519,310
                                        ==============   ============   ===========    ===========    ===========     ==========

(a) For the period May 6, 1998 (commencement of operations of Sub-Account) through December 31, 1998.

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                               SIS                              TRS                              UTS
                                           Sub-Account                      Sub-Account                      Sub-Account
                                  -----------------------------   -------------------------------   -----------------------------
                                   Year Ended      Year Ended       Year Ended       Year Ended      Year Ended      Year Ended
                                  December 31,    December 31,     December 31,     December 31,    December 31,    December 31,
                                      1999           1998(a)           1999             1998            1999            1998
                                  -------------   -------------   --------------   --------------   -------------   -------------
OPERATIONS:
  Net investment income
   (loss).......................   $    83,369      $  (37,067)   $  244,657,574   $  163,419,988   $ 24,907,386    $ 15,309,048
  Net realized gains (losses)...        89,915         (88,826)       43,556,184       51,696,637     10,701,662       3,138,939
  Net unrealized gains
   (losses).....................       246,639         217,175      (262,617,068)     (49,976,046)    42,961,865       5,912,858
                                   -----------      ----------    --------------   --------------   ------------    ------------
      Increase (Decrease) in net
       assets from operations...   $   419,923      $   91,282    $   25,596,690   $  165,140,579   $ 78,570,913    $ 24,360,845
                                   -----------      ----------    --------------   --------------   ------------    ------------

CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments
     received...................   $ 3,507,488      $3,255,808    $   88,544,205   $  144,694,740   $ 34,302,650    $ 39,799,198
    Net transfers between
     Sub-Accounts and Fixed
     Account....................     8,565,548       4,501,699        81,610,921       99,107,901     67,737,731      40,165,423
    Withdrawals, surrenders,
     annuitizations and contract
     charges....................      (830,463)        (67,691)     (250,384,445)    (174,048,588)   (19,915,248)    (10,679,491)
                                   -----------      ----------    --------------   --------------   ------------    ------------
      Net accumulation
       activity.................   $11,242,573      $7,689,816    $  (80,229,319)  $   69,754,053   $ 82,125,133    $ 69,285,130
                                   -----------      ----------    --------------   --------------   ------------    ------------
  Annuitization Activity:
    Annuitizations..............   $   --           $  --         $    2,259,139   $    2,556,048   $    111,619    $    357,771
    Annuity payments and
     contract charges...........       --              --             (1,437,038)      (1,415,164)      (154,181)       (266,331)
    Net transfers between
     Sub-Accounts...............       --              --                (39,113)         104,077        324,919          93,575
    Adjustments to annuity
     reserves...................       --              --               (169,445)         157,679        (15,579)        117,915
                                   -----------      ----------    --------------   --------------   ------------    ------------
      Net annuitization
       activity.................   $   --           $  --         $      613,543   $    1,402,640   $    266,778    $    302,930
                                   -----------      ----------    --------------   --------------   ------------    ------------
  Increase (Decrease) in net
   assets from contract owner
   transactions.................   $11,242,573      $7,689,816    $  (79,615,776)  $   71,156,693   $ 82,391,911    $ 69,588,060
                                   -----------      ----------    --------------   --------------   ------------    ------------
    Increase (Decrease) in net
     assets.....................   $11,662,496      $7,781,098    $  (54,019,086)  $  236,297,272   $160,962,824    $ 93,948,905
NET ASSETS:
  Beginning of year.............     7,781,098         --          1,816,081,256    1,579,783,984    211,254,980     117,306,075
                                   -----------      ----------    --------------   --------------   ------------    ------------
  End of year...................   $19,443,594      $7,781,098    $1,762,062,170   $1,816,081,256   $372,217,804    $211,254,980
                                   ===========      ==========    ==============   ==============   ============    ============

(a) For the period May 6, 1998 (commencement of operations of Sub-Account) through December 31, 1998.

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                 GAA                             GGS                             GGR
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    -----------------------------   -----------------------------   -----------------------------
                                     Year Ended      Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
                                    December 31,    December 31,    December 31,    December 31,    December 31,    December 31,
                                        1999            1998            1999            1998            1999            1998
                                    -------------   -------------   -------------   -------------   -------------   -------------
OPERATIONS:
  Net investment income (loss)....  $  4,809,747    $  7,482,682    $  8,275,209    $    (87,913)   $  6,750,260    $ 15,489,141
  Net realized gains (losses).....     2,885,303       3,692,859      (1,779,438)       (498,522)     12,474,312      11,591,824
  Net unrealized gains (losses)...    10,272,405      (6,039,574)    (12,083,431)     12,271,071     145,129,697       1,458,038
                                    ------------    ------------    ------------    ------------    ------------    ------------
      Increase (Decrease) in net
       assets from operations.....  $ 17,967,455    $  5,135,967    $ (5,587,660)   $ 11,684,636    $164,354,269    $ 28,539,003
                                    ------------    ------------    ------------    ------------    ------------    ------------

CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received....  $  2,661,148    $  8,860,816    $  1,751,874    $  3,786,224    $ 10,448,847    $ 15,688,080
    Net transfers between
     Sub-Accounts and Fixed
     Account......................   (14,351,525)     (4,974,353)     (4,727,708)    (12,675,687)     11,508,041      (6,628,067)
    Withdrawals, surrenders,
     annuitizations and contract
     charges......................    (8,142,859)     (6,184,345)    (14,312,841)    (11,908,423)    (26,312,080)    (14,148,887)
                                    ------------    ------------    ------------    ------------    ------------    ------------
      Net accumulation activity...  $(19,833,236)   $ (2,297,882)   $(17,288,675)   $(20,797,886)   $ (4,355,192)   $ (5,088,874)
                                    ------------    ------------    ------------    ------------    ------------    ------------
  Annuitization Activity:
    Annuitizations................  $     12,744    $    196,381    $    100,118    $    158,700    $    166,248    $    107,920
    Annuity payments and contract
     charges......................      (102,934)        (88,583)       (114,238)       (130,085)       (116,958)       (104,706)
    Net transfers between
     Sub-Accounts.................       (33,199)          1,087         --              --              (12,182)       (114,522)
    Adjustments to annuity
     reserves.....................        14,208         (39,140)        (22,713)          3,766          22,465          (5,286)
                                    ------------    ------------    ------------    ------------    ------------    ------------
      Net annuitization
       activity...................  $   (109,181)   $     69,745    $    (36,833)   $     32,381    $     59,573    $   (116,594)
                                    ------------    ------------    ------------    ------------    ------------    ------------
    Increase (Decrease) in net
     assets from contract owner
     transactions.................  $(19,942,417)   $ (2,228,137)   $(17,325,508)   $(20,765,505)   $ (4,295,619)   $ (5,205,468)
                                    ------------    ------------    ------------    ------------    ------------    ------------
    Increase (Decrease) in net
     assets.......................  $ (1,974,962)   $  2,907,830    $(22,913,168)   $ (9,080,869)   $160,058,650    $ 23,333,535
NET ASSETS:
  Beginning of year...............   123,345,612     120,437,782      89,813,963      98,894,832     260,479,236     237,145,701
                                    ------------    ------------    ------------    ------------    ------------    ------------
  End of year.....................  $121,370,650    $123,345,612    $ 66,900,795    $ 89,813,963    $420,537,886    $260,479,236
                                    ============    ============    ============    ============    ============    ============

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                                              GTR                         SGS
                                                                          Sub-Account                 Sub-Account
                                                              -----------------------------------   ----------------
                                                                 Year Ended         Year Ended         Year Ended
                                                                December 31,       December 31,       December 31,
                                                                    1999               1998             1999(b)
                                                              ----------------   ----------------   ----------------
OPERATIONS:
  Net investment income (loss)..............................    $  5,898,913       $ 2,635,441         $   (7,994)
  Net realized gains (losses)...............................       3,497,527         3,803,017           (341,864)
  Net unrealized gains (losses).............................      (2,696,231)        6,391,001          1,072,320
                                                                ------------       -----------         ----------
      Increase (Decrease) in net assets from operations.....    $  6,700,209       $12,829,459         $  722,462
                                                                ------------       -----------         ----------

CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received..............................    $  5,485,526       $ 8,845,349         $  421,107
    Net transfers between Sub-Accounts and Fixed Account....       1,803,965         8,428,546          8,018,971
    Withdrawals, surrenders, annuitizations and contract
     charges................................................      (6,850,689)       (4,603,063)            (4,249)
                                                                ------------       -----------         ----------
      Net accumulation activity.............................    $    438,802       $12,670,832         $8,435,829
                                                                ------------       -----------         ----------
  Annuitization Activity:
    Annuitizations..........................................    $    114,644       $   134,223         $ --
    Annuity payments and contract charges...................         (78,129)          (61,120)          --
    Net transfers between Sub-Accounts......................        --                --                 --
    Adjustments to annuity reserves.........................          (3,828)           16,790           --
                                                                ------------       -----------         ----------
      Net annuitization activity............................    $     32,687       $    89,893         $ --
                                                                ------------       -----------         ----------
    Increase (Decrease) in net assets from contract owner
     transactions...........................................    $    471,489       $12,760,725         $8,435,829
                                                                ------------       -----------         ----------
    Increase (Decrease) in net assets.......................    $  7,171,698       $25,590,184         $9,158,291
NET ASSETS:
  Beginning of year.........................................      95,274,472        69,684,288           --
                                                                ------------       -----------         ----------
  End of year...............................................    $102,446,170       $95,274,472         $9,158,291
                                                                ============       ===========         ==========

(b) For the period November 5, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION
Sun Life of Canada (U.S.) Variable Account F (the "Variable Account"), a separate account of Sun Life Assurance Company of Canada (U.S.) (the "Sponsor"), was established on July 13, 1989 as a funding vehicle for the variable portion of Regatta contracts, Regatta Gold contracts, Regatta Classic contracts, Regatta Platinum contracts (collectively, the "Contracts") and certain other fixed and variable annuity contracts issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account attributable to the Contracts is invested in shares of a specific corresponding series of MFS/Sun Life Series Trust (the "Series Trust"), an open-end management investment company registered under the Investment Company Act of 1940. Massachusetts Financial Services Company ("MFS"), an affiliate of the Sponsor, is the investment adviser to the Series Trust.

(2) SIGNIFICANT ACCOUNTING POLICIES
GENERAL
The preparation of financial statements in conformity with generally accepted accounting principles requires the Sponsor's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS
Investments in shares of the Series Trust are recorded at their net asset value. Realized gains and losses on sales of shares of the Series Trust are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Series Trust shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by participants under the Contracts are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS
The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable and, therefore, no provision has been made for federal income taxes.

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS -- continued
(3) CONTRACT CHARGES
A mortality and expense risk charge based on the value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate of 1.25% for Regatta, Regatta Gold and Regatta Platinum contracts and 1.00% for Regatta Classic contracts.

Each year on the account anniversary, an account administration fee ("Account Fee") equal to the lesser of $30 or 2% of the participant's account value in the case of Regatta and Regatta Gold contracts, $35 in the case of Regatta Platinum contracts and $50 in the case of Regatta Classic contracts (after account year 5, the account fee, for Regatta Gold and Regatta Platinum contracts, may be changed annually, but it may not exceed the lesser of $50 or 2% of the participant's account value) is deducted from the participant's account to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date, the Account Fee will be deducted pro rata from each variable annuity payment made during the year.

The Sponsor does not deduct a sales charge from purchase payments. However, in the case of Regatta, Regatta Gold and Regatta Platinum contracts, a withdrawal charge (contingent deferred sales charge) of up to 6% of certain amounts withdrawn, when applicable, may be deducted to cover certain expenses relating to the sale of the contracts and certificates. In the case of Regatta Classic contracts, a withdrawal charge of 1% is applied to purchase payments withdrawn which have been credited to a participant's account for less than one year.

For assuming the risk that withdrawal charges may be insufficient to compensate it for the costs of distributing the Regatta contracts, the Sponsor makes a deduction from the Variable Account at the end of each valuation period for the first seven account years at an effective annual rate of 0.15% of the net assets attributable to such contracts. No deduction for the distribution expense charge is made after the seventh account anniversary.

As reimbursement for administrative expenses attributable to Regatta Gold, Regatta Classic and Regatta Platinum contracts, which exceed the revenues received from the Account Fees described above derived from such contracts, the Sponsor makes a deduction from the Variable Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to such contracts.

(4) ANNUITY RESERVES
Annuity reserves are calculated using the 1983 Individual Annuitant Mortality Table and an assumed interest rate of at least 4% or 3%, as stated in each participant's contract or certificate, as applicable. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS -- continued
(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS

                                                                                                  Units Transferred
                                                                                                 Between Sub-Accounts
                                                                                                         and
                                      Units Outstanding                                           Fixed Accumulation
                                      Beginning of Year              Units Purchased                   Account
                                 ----------------------------  ----------------------------  ----------------------------
                                     Year           Year           Year           Year           Year           Year
                                     Ended          Ended          Ended          Ended          Ended          Ended
                                 December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                     1999           1998           1999           1998           1999           1998
                                 -------------  -------------  -------------  -------------  -------------  -------------
 MFS REGATTA
 CONTRACTS:
 ------------------------------
 CAS -- Level 1                       464,349    2,993,020          1,694          --            (403,678)    (2,286,027)
 CAS -- Level 2                     9,053,993    5,390,680          6,466          --             841,337      5,658,421
 GSS -- Level 1                       325,241    1,462,222          1,870          --            (310,743)      (932,035)
 GSS -- Level 2                     2,656,978    1,514,633         10,259          --           1,016,504      1,951,275
 HYS -- Level 1                        73,632      537,033            165          --             (69,249)      (384,324)
 HYS -- Level 2                     1,320,379      975,126          --             --             160,884        742,028
 MSS -- Level 1                       196,463      941,686            719          --            (170,145)      (678,909)
 MSS -- Level 2                     2,730,897    2,022,757          8,046          --             791,231      1,359,567
 MMS -- Level 1                       268,447    1,518,722          6,604         12,315          (78,142)     1,824,176
 MMS -- Level 2                     3,722,758    1,845,809         46,627          8,252        4,208,078      6,810,959
 TRS -- Level 1                       898,137    5,756,653            980          4,933         (753,744)    (4,180,220)
 TRS -- Level 2                    12,506,430    7,838,741         12,834          2,056        1,380,346      8,389,482
 GGS -- Level 1                        89,328      700,338            762          --             (80,050)      (536,114)
 GGS -- Level 2                       834,010      483,253          --             --              81,087        702,569


                                       Units Withdrawn,
                                       Surrendered, and             Units Outstanding
                                          Annuitized                   End of Year
                                 ----------------------------  ----------------------------
                                     Year           Year           Year           Year
                                     Ended          Ended          Ended          Ended
                                 December 31,   December 31,   December 31,   December 31,
                                     1999           1998           1999           1998
                                 -------------  -------------  -------------  -------------
 MFS REGATTA
 CONTRACTS:
 ------------------------------
 CAS -- Level 1                       (39,407)      (242,644)      22,958          464,349
 CAS -- Level 2                    (2,054,522)    (1,995,108)   7,847,274        9,053,993
 GSS -- Level 1                       (16,368)      (204,946)       --             325,241
 GSS -- Level 2                      (888,017)      (808,930)   2,795,724        2,656,978
 HYS -- Level 1                        (4,383)       (79,077)         165           73,632
 HYS -- Level 2                      (405,927)      (396,775)   1,075,336        1,320,379
 MSS -- Level 1                       (21,924)       (66,314)       5,113          196,463
 MSS -- Level 2                      (852,146)      (651,427)   2,678,028        2,730,897
 MMS -- Level 1                      (180,769)    (3,086,766)      16,140          268,447
 MMS -- Level 2                    (5,304,846)    (4,942,262)   2,672,617        3,722,758
 TRS -- Level 1                      (113,631)      (683,229)      31,742          898,137
 TRS -- Level 2                    (3,970,196)    (3,723,849)   9,929,414       12,506,430
 GGS -- Level 1                        (9,545)       (74,896)         495           89,328
 GGS -- Level 2                      (284,961)      (351,812)     630,136          834,010

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS -- continued

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                                                  Units Transferred
                                                                                                 Between Sub-Accounts
                                                                                                         and
                                      Units Outstanding                                           Fixed Accumulation
                                      Beginning of Year              Units Purchased                   Account
                                 ----------------------------  ----------------------------  ----------------------------
                                     Year           Year           Year           Year           Year           Year
                                     Ended          Ended          Ended          Ended          Ended          Ended
                                 December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                     1999           1998           1999           1998           1999           1998
                                 -------------  -------------  -------------  -------------  -------------  -------------
 MFS REGATTA GOLD
 CONTRACTS:
 ------------------------------
 BDS(a)........................     1,182,239        --           128,326        437,383        1,055,550        776,227
 CAS...........................    37,500,481     35,528,897      515,449      2,963,417       (1,432,874)     1,606,290
 COS...........................    10,262,282      6,175,224      317,640      2,085,178        3,084,055      2,487,753
 MIT...........................    51,880,765     40,709,531    1,104,376      7,531,155          814,616      6,682,559
 EGS...........................    28,900,957     25,039,986      564,144      3,519,560          856,790      1,929,406
 EIS(a)........................       528,238        --            96,901        235,337          840,387        312,512
 FCE...........................     2,147,348      2,159,228       49,578        203,168          814,122       (114,376)
 FCI...........................     3,290,043      2,390,056      103,809        532,412           71,906        520,640
 FCG...........................     5,214,558      4,441,911       53,226        449,506         (373,297)       655,503
 GSS...........................    23,218,234     20,508,844      381,294      1,760,124        2,812,014      2,891,419
 HYS...........................    14,190,817     11,699,195      209,455      2,333,919         (264,388)     1,143,802
 MSS...........................    11,245,144     11,326,719      111,495        838,284          874,242       (135,303)
 MIS(a)........................     4,121,518        --         1,179,064      2,049,150        7,769,109      2,166,812
 MMS...........................    29,387,086     21,463,139    1,347,998      5,295,611       10,642,975      9,723,034
 NWD(a)........................       794,859        --            99,202        252,432          818,140        573,525
 RES...........................    38,553,986     35,654,917      602,325      1,299,737         (220,117)     3,631,861
 RGS...........................     2,408,676        533,928      120,353        857,568          906,773      1,134,366
 RSS(a)........................       190,267        --            29,576         83,591          929,786        110,312
 SIS(a)........................       622,914        --            67,062        207,182          260,781        423,614
 TRS...........................    71,102,020     66,303,467      922,198      5,585,984         (771,786)     4,374,616
 UTS...........................     9,023,102      6,101,638      323,450      1,559,584          972,853      1,878,542
 GAA...........................     7,576,691      7,928,833       61,909        440,970         (972,115)      (400,015)
 GGS...........................     5,048,219      6,127,641       51,599        199,740         (404,547)      (782,796)
 GGR...........................    14,522,129     15,058,757      189,567        815,222           82,020       (504,727)
 GTR...........................     5,354,633      4,676,853       80,538        458,384         (144,224)       506,340
 SGS(b)........................       --             --             4,006          --             555,135        --


                                       Units Withdrawn,
                                       Surrendered, and             Units Outstanding
                                          Annuitized                   End of Year
                                 ----------------------------  ----------------------------
                                     Year           Year           Year           Year
                                     Ended          Ended          Ended          Ended
                                 December 31,   December 31,   December 31,   December 31,
                                     1999           1998           1999           1998
                                 -------------  -------------  -------------  -------------
 MFS REGATTA GOLD
 CONTRACTS:
 ------------------------------
 BDS(a)........................      (280,793)       (31,371)     2,085,322      1,182,239
 CAS...........................    (3,736,966)    (2,598,123)    32,846,090     37,500,481
 COS...........................      (818,305)      (485,873)    12,845,672     10,262,282
 MIT...........................    (4,597,858)    (3,042,480)    49,201,899     51,880,765
 EGS...........................    (2,260,070)    (1,587,995)    28,061,821     28,900,957
 EIS(a)........................      (164,360)       (19,611)     1,301,166        528,238
 FCE...........................      (250,014)      (100,672)     2,761,034      2,147,348
 FCI...........................      (277,959)      (153,065)     3,187,799      3,290,043
 FCG...........................      (384,891)      (332,362)     4,509,596      5,214,558
 GSS...........................    (3,181,131)    (1,942,153)    23,230,411     23,218,234
 HYS...........................    (1,598,765)      (986,099)    12,537,119     14,190,817
 MSS...........................    (1,198,416)      (784,556)    11,032,465     11,245,144
 MIS(a)........................    (1,084,371)       (94,444)    11,985,320      4,121,518
 MMS...........................   (12,930,216)    (7,094,698)    28,447,843     29,387,086
 NWD(a)........................      (112,785)       (31,098)     1,599,416        794,859
 RES...........................    (3,000,415)    (2,032,529)    35,935,779     38,553,986
 RGS...........................      (282,560)      (117,186)     3,153,242      2,408,676
 RSS(a)........................       (35,048)        (3,636)     1,114,581        190,267
 SIS(a)........................       (58,267)        (7,882)       892,490        622,914
 TRS...........................    (8,328,466)    (5,162,047)    62,923,966     71,102,020
 UTS...........................      (730,997)      (516,662)     9,588,408      9,023,102
 GAA...........................      (478,155)      (393,097)     6,188,330      7,576,691
 GGS...........................      (754,183)      (496,366)     3,941,088      5,048,219
 GGR...........................    (1,279,881)      (847,123)    13,513,835     14,522,129
 GTR...........................      (383,402)      (286,944)     4,907,545      5,354,633
 SGS(b)........................          (285)       --             558,856        --

(a) For the period May 6, 1998 (commencement of operations of Sub-Account) through December 31, 1998.
(b) For the period November 5, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS -- continued

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                                                  Units Transferred
                                                                                                 Between Sub-Accounts
                                                                                                         and
                                      Units Outstanding                                           Fixed Accumulation
                                      Beginning of Year              Units Purchased                   Account
                                 ----------------------------  ----------------------------  ----------------------------
                                     Year           Year           Year           Year           Year           Year
                                     Ended          Ended          Ended          Ended          Ended          Ended
                                 December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                     1999           1998           1999           1998           1999           1998
                                 -------------  -------------  -------------  -------------  -------------  -------------
 MFS REGATTA CLASSIC
 CONTRACTS:
 ------------------------------
 BDS(a)........................      35,123          --            38,838        33,440           (23,411)         1,859
 CAS...........................     465,812       265,497          98,517       170,863           127,840         49,860
 COS...........................     277,518       160,778          98,185        98,617            94,668         29,367
 MIT...........................   1,213,193       554,216         343,708       449,788            47,381        267,481
 EGS...........................     959,802       318,028         206,621       613,049            (6,847)        55,590
 EIS(a)........................      12,113          --            36,114         9,590            28,711          2,523
 FCE...........................      43,654        40,698          14,933        16,413            17,553        (12,814)
 FCI...........................      83,820        67,892          33,705        20,502            (6,058)        (3,210)
 FCG...........................      90,582        51,038           5,230        34,300               289          8,318
 GSS...........................     297,310       113,243         100,923       139,510           (71,777)        51,253
 HYS...........................     342,363       155,306          64,265       224,640           (62,579)        (2,332)
 MSS...........................     140,324       118,243          64,332        59,666           112,516        (29,055)
 MIS(b)........................     232,788          --           298,311        78,233           (19,461)       156,319
 MMS...........................     270,417        77,105       1,348,530       733,426           (15,060)      (366,138)
 NWD(b)........................      29,182          --            55,212        13,601            19,871         15,614
 RES...........................     872,289       553,996         161,577       279,626           (26,160)        85,963
 RGS...........................      33,882         6,085          40,357         9,086             2,489         19,504
 RSS(d)........................       2,234          --            11,775           942            15,565          1,292
 SIS(c)........................       2,577          --            17,748         1,726             2,629            851
 TRS...........................   1,731,292       951,205         455,454       681,412           (52,461)       155,997
 UTS...........................     178,136        77,009          90,782        97,613           119,327         15,497
 GAA...........................      53,167        50,531           1,943        16,112            (7,138)        (8,665)
 GGS...........................      40,074        19,394          13,692        20,516            (7,500)           639
 GGR...........................     121,297        85,526          17,448        47,642             7,909         (2,579)
 GTR...........................      91,253        45,122          35,847        38,335            (2,772)         8,687
 SGS(e)........................       --             --             --             --               5,701        --


                                       Units Withdrawn,
                                       Surrendered, and             Units Outstanding
                                          Annuitized                   End of Year
                                 ----------------------------  ----------------------------
                                     Year           Year           Year           Year
                                     Ended          Ended          Ended          Ended
                                 December 31,   December 31,   December 31,   December 31,
                                     1999           1998           1999           1998
                                 -------------  -------------  -------------  -------------
 MFS REGATTA CLASSIC
 CONTRACTS:
 ------------------------------
 BDS(a)........................        (2,340)          (176)      48,210         35,123
 CAS...........................       (48,331)       (20,408)     643,838        465,812
 COS...........................       (19,621)       (11,244)     450,750        277,518
 MIT...........................      (136,741)       (58,292)   1,467,541      1,213,193
 EGS...........................       (28,907)       (26,865)   1,130,669        959,802
 EIS(a)........................        (2,478)       --            74,460         12,113
 FCE...........................        (3,359)          (643)      72,781         43,654
 FCI...........................       (12,769)        (1,364)      98,698         83,820
 FCG...........................        (6,449)        (3,074)      89,652         90,582
 GSS...........................       (44,402)        (6,696)     282,054        297,310
 HYS...........................       (31,657)       (35,251)     312,392        342,363
 MSS...........................       (11,177)        (8,530)     305,995        140,324
 MIS(b)........................       (10,029)        (1,764)     501,609        232,788
 MMS...........................      (525,766)      (173,976)   1,078,121        270,417
 NWD(b)........................        (5,208)           (33)      99,057         29,182
 RES...........................       (44,435)       (47,296)     963,271        872,289
 RGS...........................        (2,310)          (793)      74,418         33,882
 RSS(d)........................          (588)       --            28,986          2,234
 SIS(c)........................            (4)       --            22,950          2,577
 TRS...........................      (146,430)       (57,322)   1,987,855      1,731,292
 UTS...........................       (31,976)       (11,983)     356,269        178,136
 GAA...........................        (4,629)        (4,811)      43,343         53,167
 GGS...........................        (3,904)          (475)      42,362         40,074
 GGR...........................       (10,773)        (9,292)     135,881        121,297
 GTR...........................        (6,301)          (891)     118,027         91,253
 SGS(e)........................       --             --             5,701          --

(a) For the period June 22, 1998 (commencement of operations of Sub-Account) through December 31, 1998.
(b) For the period May 7, 1998 (commencement of operations of Sub-Account) through December 31, 1998.
(c) For the period June 26, 1998 (commencement of operations of Sub-Account) through December 31, 1998.
(d) For the period August 8, 1998 (commencement of operations of Sub-Account) through December 31, 1998.
(e) For the period November 24, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS -- continued

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                                                  Units Transferred
                                                                                                 Between Sub-Accounts
                                                                                                         and
                                      Units Outstanding                                           Fixed Accumulation
                                      Beginning of Year              Units Purchased                   Account
                                 ----------------------------  ----------------------------  ----------------------------
                                     Year           Year           Year           Year           Year           Year
                                     Ended          Ended          Ended          Ended          Ended          Ended
                                 December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                     1999           1998           1999           1998           1999           1998
                                 -------------  -------------  -------------  -------------  -------------  -------------
 MFS REGATTA PLATINUM
 CONTRACTS:
 ------------------------------
 BDS(a)........................     628,000          --             941,360      491,319        1,491,043        143,015
 CAS(b)........................   1,683,164          --           4,849,607    1,489,422        4,545,428        215,237
 COS(d)........................     556,955          --           2,758,794      480,199        2,891,912         80,801
 MIT(b)........................   5,331,018          --          14,730,220    4,380,217       17,398,081      1,013,330
 EGS(b)........................   1,651,404          --           4,181,549    1,412,976        4,397,355        254,376
 EIS(c)........................     272,362          --             946,919      237,608        1,153,460         35,740
 FCE(c)........................      72,586          --             171,566       67,723          260,658          4,892
 FCI(c)........................     338,938          --             649,457      305,695        1,016,982         37,500
 FCG(d)........................     199,346          --             355,635      167,384          379,426         34,931
 GSS(d)........................     816,102          --           1,959,697      686,599        4,315,488        142,121
 HYS(c)........................   1,000,705          --           1,613,791      917,703        2,693,972         95,977
 MSS(e)........................     211,044          --             948,374      180,220          986,589         35,500
 MIS(b)........................   2,428,134          --           9,327,754    2,052,872        9,497,539        400,450
 MMS(c)........................     886,479          --           4,525,979    1,436,884          (51,593)      (492,250)
 NWD(c)........................     436,178          --             750,621      366,459          945,469         75,832
 RES(e)........................   1,751,713          --           3,783,737    1,463,540        4,553,399        319,544
 RGS(a)........................     387,080          --             945,769      306,364        1,427,602         82,311
 RSS(f)........................     181,131          --             366,014      162,752          418,385         19,544
 SIS(g)........................     157,634          --             270,681      123,410          588,831         35,045
 TRS(c)........................   2,318,847          --           5,942,946    1,926,233        9,684,842        434,196
 UTS(e)........................     819,649          --           2,177,718      647,482        3,571,380        178,704
 GAA(d)........................     228,839          --             168,337      175,049          134,452         56,466
 GGS(c)........................      76,270          --              79,719       78,588          159,520         (2,199)
 GGR(d)........................     162,856          --             536,984      125,715          661,623         37,960
 GTR(h)........................     152,857          --             356,243      116,666          417,027         37,792
 SGS(I)........................       --             --              32,991        --             156,786        --


                                       Units Withdrawn,
                                       Surrendered, and             Units Outstanding
                                          Annuitized                   End of Year
                                 ----------------------------  ----------------------------
                                     Year           Year           Year           Year
                                     Ended          Ended          Ended          Ended
                                 December 31,   December 31,   December 31,   December 31,
                                     1999           1998           1999           1998
                                 -------------  -------------  -------------  -------------
 MFS REGATTA PLATINUM
 CONTRACTS:
 ------------------------------
 BDS(a)........................       (89,955)        (6,334)     2,970,448      628,000
 CAS(b)........................      (307,461)       (21,495)    10,770,738    1,683,164
 COS(d)........................      (119,494)        (4,045)     6,088,167      556,955
 MIT(b)........................    (1,015,638)       (62,529)    36,443,681    5,331,018
 EGS(b)........................      (278,100)       (15,948)     9,952,208    1,651,404
 EIS(c)........................       (50,196)          (986)     2,322,545      272,362
 FCE(c)........................       (32,976)           (29)       471,834       72,586
 FCI(c)........................       (44,938)        (4,257)     1,960,439      338,938
 FCG(d)........................       (30,076)        (2,969)       904,331      199,346
 GSS(d)........................      (173,758)       (12,618)     6,917,529      816,102
 HYS(c)........................      (181,956)       (12,975)     5,126,512    1,000,705
 MSS(e)........................       (49,608)        (4,676)     2,096,399      211,044
 MIS(b)........................      (512,221)       (25,188)    20,741,206    2,428,134
 MMS(c)........................      (512,126)       (58,155)     4,848,739      886,479
 NWD(c)........................       (67,728)        (6,113)     2,064,540      436,178
 RES(e)........................      (266,217)       (31,371)     9,822,632    1,751,713
 RGS(a)........................       (67,804)        (1,595)     2,692,647      387,080
 RSS(f)........................       (51,342)        (1,165)       914,188      181,131
 SIS(g)........................       (29,954)          (821)       987,192      157,634
 TRS(c)........................      (509,290)       (41,582)    17,437,345    2,318,847
 UTS(e)........................      (170,834)        (6,537)     6,397,913      819,649
 GAA(d)........................       (28,837)        (2,676)       502,791      228,839
 GGS(c)........................       (13,795)          (119)       301,714       76,270
 GGR(d)........................       (32,892)          (819)     1,328,571      162,856
 GTR(h)........................       (24,793)        (1,601)       901,334      152,857
 SGS(I)........................           (76)       --             189,701        --

(a) For the period June 30, 1998 (commencement of operations of Sub-Account) through December 31, 1998.
(b) For the period June 5, 1998 (commencement of operations of Sub-Account) through December 31, 1998.
(c) For the period June 18, 1998 (commencement of operations of Sub-Account) through December 31, 1998.
(d) For the period June 23, 1998 (commencement of operations of Sub-Account) through December 31, 1998.
(e) For the period June 16, 1998 (commencement of operations of Sub-Account) through December 31, 1998.
(f) For the period June 29, 1998 (commencement of operations of Sub-Account) through December 31, 1998.
(g) For the period June 26, 1998 (commencement of operations of Sub-Account) through December 31, 1998.
(h) For the period July 7, 1998 (commencement of operations of Sub-Account) through December 31, 1998.
(i) For the period November 5, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

INDEPENDENT AUDITORS' REPORT

To the Participants in Regatta, Regatta Gold, Regatta Classic and Regatta
 Platinum Sub-Accounts and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statement of condition of Bond Sub-Account, Capital Appreciation Sub-Account, Capital Opportunities Sub-Account, Massachusetts Investors Trust Sub-Account, Emerging Growth Sub-Account, Equity Income Sub-Account, Emerging Markets Equity Sub-Account, International Growth Sub-Account, International Growth and Income Sub-Account, Government Securities Sub-Account, High Yield Sub-Account, Managed Sectors Sub-Account, Massachusetts Investors Growth Stock Sub-Account, Money Market Sub-Account, New Discovery Sub-Account, Research Sub-Account, Research Growth and Income Sub-Account, Research International Sub-Account, Strategic Income Sub-Account, Total Return Sub-Account, Utilities Sub-Account, Global Asset Allocation Sub-Account, Global Governments Sub-Account, Global Growth Sub-Account, Global Total Return Sub-Account, and Strategic Growth Sub-Account of Sun Life of Canada (U.S.) Variable Account F (the "Sub-Accounts") as of December 31, 1999, the related statement of operations for the years then ended and the statements of changes in net assets for the years ended December 31, 1999 and December 31, 1998. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at December 31, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 1999, the results of their operations and the changes in their net assets for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 10, 2000